Consolidated Statement of Changes in Net Assets - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Operations:
Net investment income	$ 183	$ 324,399	$ 68,487
Net realized gains	54	17,914	6,255
Net unrealized gains (losses)	(311)	63,803	19,297
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(74)	406,116	94,039
Distributions to shareholders:
Net decrease in net assets from distributions		(347,088)	(53,166)
Share transactions:
Net increase in net assets from share transactions		4,080,276	1,572,421
Total increase in net assets	148,073	4,139,304	1,613,294
Net assets, beginning of period	25	1,761,392	148,098
Net assets, end of period	148,098	5,900,696	1,761,392
Class I
Distributions to shareholders:
Net decrease in net assets from distributions		(283,401)	(45,455)
Share transactions:
Proceeds from shares sold	148,147	3,288,851	1,218,909
Share transfers between classes		945
Distributions reinvested		68,786	8,289
Repurchased shares, net of early repurchase deduction		(58,324)	(78)
Net increase in net assets from share transactions	148,147	3,300,258	1,227,120
Net assets, beginning of period		1,413,632	148,098
Net assets, end of period	$ 148,098	4,761,183	1,413,632
Class S
Distributions to shareholders:
Net decrease in net assets from distributions		(50,450)	(6,445)
Share transactions:
Proceeds from shares sold		504,882	296,150
Share transfers between classes		(3,298)
Distributions reinvested		10,308	341
Repurchased shares, net of early repurchase deduction		(5,298)	(78)
Net increase in net assets from share transactions		506,594	296,491
Net assets, beginning of period		298,608
Net assets, end of period		814,414	298,608
Class D
Distributions to shareholders:
Net decrease in net assets from distributions		(13,237)	(1,266)
Share transactions:
Proceeds from shares sold		267,907	48,588
Share transfers between classes		2,353	2,353
Distributions reinvested		3,164	222
Net increase in net assets from share transactions		273,424	48,810
Net assets, beginning of period		49,152
Net assets, end of period		325,099	$ 49,152
Capital in Excess of Par Value | Class S
Share transactions:
Repurchased shares, net of early repurchase deduction		$ (5,298)